Income Taxes (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Compensation and benefits	$ 15.6	$ 14.7
Pension	38.5	34.2
Inventory	5.8	5.4
Other reserves	18.0	7.2
Accounts receivable	6.0	3.7
Capital loss carryforwards	0	10.3
Foreign tax credit carryforwards	20.5	20.5
Net operating loss carryforwards	135.2	129.3
Miscellaneous	6.3	3.3
Gross deferred income tax assets	245.9	228.6
Valuation allowance	(55.4)	(204.3)
Net deferred tax assets	190.5	24.3
Deferred tax liabilities
Depreciation	(27.3)	(2.0)
Identifiable intangible	(257.4)	(73.0)
Unrealized foreign currency gain on intercompany debt	(3.3)	(10.6)
Gross deferred tax liabilities	(288.0)	(85.6)
Net deferred tax liabilities	$ (97.5)	$ (61.3)